Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
ActivePassive Core Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Core Bond ETF
Class Name	ActivePassive Core Bond ETF
Trading Symbol	APCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apcb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF outperformed the Bloomberg U.S. Aggregate Bond Total Return Index by 14 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 3.28% compared with 3.14% for the Index.   The curve steepened with treasury yields at the long end of the curve moving up over 70 basis points, while short term yields ended lower than they started. Inflation has remained stubbornly above the Federal Reserve’s target, keeping policymakers and investors in a cautious stance, but there are expectations for a few interest rate cuts as we move toward the end of 2025. The primary detractors for the Fund during the fiscal year were the weak relative performance in the passive sleeve, longer duration and treasury debt exposure.   The primary contributors during the fiscal year were the strong relative performance from the active sub-adviser sleeves, mortgage-backed securities exposure, and corporate bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	3.28	3.50
Bloomberg U.S. Aggregate Bond Total Return Index	3.14	3.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apcb for more recent performance information.
Net Assets	$ 879,629,003
Holdings Count | $ / shares	1,772
Advisory Fees Paid, Amount	$ 2,748,582
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$879,629,003
Number of Holdings	1,772
Net Advisory Fee	$2,748,582
Portfolio Turnover	47%
Effective Duration	5.88 years
Weighted Average Maturity	8.10 years

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.1%
iShares MBS ETF	12.9%
Vanguard Total International Bond ETF	9.8%
Mount Vernon Liquid Assets Portfolio, LLC	6.2%
Federal National Mortgage Association	5.1%
Federal Home Loan Mortgage Corp.	3.2%
iShares Core U.S. Aggregate Bond ETF	2.7%
First American Government Obligations Fund	1.0%
Citigroup, Inc.	0.7%
Federal Farm Credit Banks Funding Corp	0.6%

Top Sectors	(%)
Government	30.2%
Mortgage Securities	11.5%
Financials **	9.6%
Asset Backed Securities	3.5%
Utilities **	2.5%
Industrials **	2.1%
Health Care **	2.2%
Consumer Staples **	2.0%
Energy **	2.1%
Cash & Other	34.3%

Credit Breakdown	(%) *
AAA	3.5%
AA	54.7%
A	10.8%
BBB	16.9%
BB	2.2%
B	1.1%
NR	10.8%
[1],[2]
Updated Prospectus Web Address	https://www.activepassive.com/apcb
ActivePassive Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Intermediate Municipal Bond ETF
Class Name	ActivePassive Intermediate Municipal Bond ETF
Trading Symbol	APMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apmu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index by 27 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 2.57% compared with 2.84% for the Index. Yields in the municipal markets followed similar patterns to the taxable markets, with long-term yields pushing higher while short-term yields moved lower. The recent move lower for short term yields was driven by expectations for interest rate cuts by the Federal Reserve before the end of 2025. Long duration municipal bonds underperformed due to the steepening yield curve. The primary detractors for the Fund during the fiscal year were the weak relative performance in the passive sleeve and longer duration bonds underperforming shorter duration bonds. The primary contributors during the fiscal year were the strong relative performance from the active sub-adviser sleeve and higher-quality bonds generally outperforming lower-quality bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	2.57	2.15
Bloomberg Municipal Bond Index	0.08	2.18
Bloomberg Muni 1-10 Year Blend Total Return Index	2.84	2.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apmu for more recent performance information.
Net Assets	$ 186,884,468
Holdings Count | $ / shares	1,240
Advisory Fees Paid, Amount	$ 558,192
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$186,884,468
Number of Holdings	1,240
Net Advisory Fee	$558,192
Portfolio Turnover	23%
Effective Duration	3.99 years
Weighted Average Maturity	5.40 years

Holdings [Text Block]

Top 10 Issuers	(%)
iShares National Muni Bond ETF	4.1%
Mount Vernon Liquid Assets Portfolio, LLC	4.0%
State of Illinois	3.5%
Commonwealth of Pennsylvania	2.3%
New Jersey Transportation Trust Fund Authority	1.9%
First American Government Obligations Fund	1.9%
Illinois Finance Authority	1.5%
State of Ohio	1.5%
Kentucky State Property & Building Commission	1.4%
City of San Antonio TX Electric & Gas Systems Revenue	1.3%

Top Sectors	(%)
US Municipal	93.6%
Cash & Other	6.4%

Credit Breakdown	(%) *
AAA	16.4%
AA	45.0%
A	22.3%
BBB	2.5%
BB	0.4%
NR	13.4%
[3]
Updated Prospectus Web Address	https://www.activepassive.com/apmu
ActivePassive International Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive International Equity ETF
Class Name	ActivePassive International Equity ETF
Trading Symbol	APIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apie
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF outperformed the S&P Classic ADR Composite Index (USD) NTR by 13 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 16.47% compared with 16.34% for the Index. While international markets saw some correlation with U.S. equities downturn earlier in 2025, most held up better than U.S. markets. Overall, emerging market countries were slightly ahead of developed markets, with strength in China and emerging European countries and relative weakness in the European Union and Japan. The primary detractors for the Fund  during the fiscal year were the foreign large growth sleeve, the quality and momentum factors within the V+M+Q (value, momentum, and quality style factors)  developed international sleeve, and stock selection within Japan, France, and Israel.   The primary contributors during the fiscal year were the emerging markets equity exposure, the foreign large value sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the Germany, the U.K., and Taiwan.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	Tencent Holdings Ltd ADR
↑	Alibaba Group Holding Ltd ADR
↑	British American Tobacco PLC ADR
↑	SoftBank Group Corp ADR

Top Detractors
↓	SAP SE ADR
↓	Novo Nordisk AS ADR
↓	RELX PLC ADR
↓	Nestle SA ADR
↓	Meituan ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	16.47	16.02
S&P Global BMI TR	16.15	19.80
S&P Classic ADR Composite Index (USD) NTR	16.34	15.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apie for more recent performance information.
Net Assets	$ 884,057,604
Holdings Count | $ / shares	517
Advisory Fees Paid, Amount	$ 3,827,692
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$884,057,604
Number of Holdings	517
Net Advisory Fee	$3,827,692
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
Tencent Holdings Ltd.	2.9%
Alibaba Group Holding Ltd.	2.1%
AstraZeneca PLC	1.3%
Roche Holding AG	1.2%
HDFC Bank Ltd.	1.2%
SAP SE	1.2%
ASML Holding NV	1.2%
Toyota Motor Corp.	1.1%

Top Sectors	(%)*
Financials	20.1%
Information Technology	15.9%
Industrials	14.1%
Consumer Discretionary	13.9%
Health Care	10.1%
Communication Services	7.6%
Consumer Staples	6.1%
Materials	4.8%
Energy	3.4%
Cash & Other	4.0%
[4]
Updated Prospectus Web Address	https://www.activepassive.com/apie
ActivePassive U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive U.S. Equity ETF
Class Name	ActivePassive U.S. Equity ETF
Trading Symbol	APUE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apue
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive U.S. Equity ETF underperformed the CRSP US Total Market Total Return Index (NR) by 124 basis points during the trailing 1-year fiscal year ended August 31, 2025, with a return of 14.52% compared with 15.76% for the Index. After a steep drop from February through mid-April 2025 due to the announcement of large, broad U.S. tariffs, the U.S. markets rebounded and preceded to push steadily higher. The market environment has been marked by heightened political rhetoric, inflation still at levels higher than desired, and percolating geopolitical tensions. The U.S. economy continues to grow, but the labor markets have shown signs of weakness. Despite the concerns, investor sentiment has mostly won out with several broad equity indices reaching record high levels. Within the U.S. markets, large-cap led small-cap stocks while growth investing out-performed value investing. The primary detractors for the Fund during the fiscal year were the small and mid-cap equity sleeves, quality and value factors within the V+M+Q  (value, momentum, and quality style factors)  large cap sleeve, and stock selection within the information technology, consumer cyclical, and industrial sectors.   The primary contributors during the fiscal year were the momentum factor within the  V+M+Q large cap sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the financial services, materials, and consumer defensive sectors.

Top Contributors
↑	NVIDIA Corp
↑	Apple Inc
↑	Microsoft Corp
↑	Dimensional US Small Cap ETF
↑	Broadcom Inc

Top Detractors
↓	Accenture PLC Class A
↓	Costco Wholesale Corp
↓	Intuitive Surgical Inc
↓	Tesla Inc
↓	Intuit Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	14.52	22.74
CRSP US Total Market Total Return Index	15.76	22.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apue for more recent performance information.
Net Assets	$ 2,023,038,780
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 5,192,617
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,023,038,780
Number of Holdings	407
Net Advisory Fee	$5,192,617
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.4%
Dimensional US Small Cap ETF	4.6%
Alphabet, Inc.	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.4%
Mount Vernon Liquid Assets Portfolio, LLC	2.1%
Tesla, Inc.	1.5%

Top Sectors	(%)*
Information Technology	31.2%
Financials	12.3%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	9.5%
Health Care	8.3%
Consumer Staples	4.6%
Energy	2.9%
Materials	2.4%
Cash & Other	9.1%
[5]
Updated Prospectus Web Address	https://www.activepassive.com/apue

[1]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.